Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
At cost:
Property, plant and equipment, at cost	$ 12,095	$ 12,082
Less: Accumulated depreciation and impairment	(12,001)	(11,747)
Less: Impairment loss		(335)
Property, plant and equipment, net	94
Machinery and equipment [Member]
At cost:
Property, plant and equipment, at cost	11,122	11,036
Furniture and fixtures [Member]
At cost:
Property, plant and equipment, at cost	79	79
Leasehold improvements [Member]
At cost:
Property, plant and equipment, at cost	743	816
Motor vehicles [Member]
At cost:
Property, plant and equipment, at cost	$ 151	$ 151